STOCK OPTIONS (Details Textual) - Equity Award [Domain]	3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CAD / shares	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 CAD / shares	Mar. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $				$ 1,669,195	$ 90,286	$ 112,573		$ 0	$ 0		$ 117,192
Percentage Of Option Granted						8.00%
Stock Issued During Period, Value, Share-based Compensation, Gross | $				$ 1,669,195
Minimum Offering Amount | $						$ 6,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	10,800,000			10,800,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						125,824
Employee Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									416,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)									$ 0.52	CAD 0.60
Stock Issued During Period, Value, Share-based Compensation, Gross | $									$ 106,185
Employee Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						209,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | CAD / shares							CAD 0.60
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares						$ 0.52
Stock Issued During Period, Value, Share-based Compensation, Gross | $						$ 153,348
Stock Issued During Period, Shares, Share-based Compensation, Forfeited						40,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures | $						$ 112,573
Employee Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares						$ 0.77
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures | $						$ 719,835
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross Addition						945,000
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	531,606			531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $				$ 230,930
Allocated Share-based Compensation Expense | $	$ 19,165		$ 14,194	$ 93,025	67,616
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $				$ 118,957
Allocated Share-based Compensation Expense | $	9,225		$ 5,554	$ 45,909	$ 22,670
June issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				104,853
Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				52,428
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 0.165
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						657,430
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 0.23
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1						7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $		$ 1,259,487
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				314,560		84,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)		$ 0.23					CAD 0.90
Allocated Share-based Compensation Expense | $	$ 9,681			$ 60,451
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $		$ 136,613
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares						$ 0.77
Stock Issued During Period, Value, Share-based Compensation, Gross | $						$ 61,142